Income Taxes - Summary of Tax Credit Carryforwards (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	$ 85,868
United States [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	68,189
Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	$ 17,679